Financial Risk Management - Average Exchange Rates Applied during Reporting Periods (Detail)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
USD [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Average rate	1,291.15	1,144.10	1,180.46
Reporting date spot rate	1,267.30	1,185.50
JPY [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Average rate	9.85	10.42	11.05
Reporting date spot rate	9.53	10.30
CNY [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Average rate	191.60	177.36	170.90
Reporting date spot rate	181.44	186.26
TWD [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Average rate	43.36	40.99	40.07
Reporting date spot rate	41.27	42.84
EUR [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Average rate	1,357.29	1,353.25	1,345.71
Reporting date spot rate	1,351.20	1,342.34
PLN [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Average rate	289.78	296.51	302.95
Reporting date spot rate	288.70	292.11
VND [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Average rate	0.0551	0.0499	0.0508
Reporting date spot rate	0.0537	0.0521